Debt (Tables)	12 Months Ended
Dec. 31, 2015
Covenant Calculation

The covenant calculation as of December 31, 2014 and 2015 on a trailing 12-month basis is as follows:

	At December 31, 2014	At December 31, 2015
Covenant Description	Net Debt to Consolidated EBITDA	Net Debt to Consolidated EBITDA
Covenant Requirement	Not greater than 3.50 : 1.00	Not greater than 3.50 : 1.00
Ratio	1.18	1.19
Favorable / (unfavorable)	2.32	2.31

Long-Term Debt Under Credit Facility

The amount of long-term debt under the Credit Facility shown in the accompanying consolidated balance sheet is analyzed as follows:

	December 31, 2014	December 31, 2015
Principal outstanding	$230,000	$227,700
Unamortized original issue discount	(5,075)	(4,308)

Total Debt	$224,925	$223,392

Current portion	2,300	2,300
Non-current portion	222,625	221,092
Total original issue discount to be amortized	$5,200	$5,200
Unamortized deferred financing costs	$4,825	$5,692

Mandatory Principal Payments Under Credit Facility	As of December 31, 2015, the mandatory principal payments under the credit facility are as follows:

2016	$2,300
2017	2,300
2018	2,300
2019	2,300
2020	218,500

Total	$227,700